Principal Accounting Policies (Details 5)		12 Months Ended
	Nov. 17, 2009	Dec. 31, 2017
Share based Compensation
Number of preceding years considered for estimating forfeiture		5 years
2009 RSU Plan
Share based Compensation
Expiration period	10 years
2009 RSU Plan | 2009 RSU Plan | Equal to or more than
Share based Compensation
Service vesting period		1 year
2009 RSU Plan | 2009 RSU Plan | Less than
Share based Compensation
Service vesting period		5 years
Certain subsidiaries | Stock Options | Equal to or more than
Share based Compensation
Expiration period		5 years
Certain subsidiaries | Stock Options | Less than
Share based Compensation
Expiration period		7 years